Borrowings (Details 1) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Capital borrowings	$ 41,993,000,000	$ 57,548,000,000
Accrued interest borrowing	929,000,000	1,149,000,000
Borrowings under finance leases	42,922,000,000	58,697,000,000
Not later than 1 year [Member]
Statement [Line Items]
Capital borrowings	6,815,000,000	17,660,000,000
Accrued interest borrowing	919,000,000	1,115,000,000
Between 1 and 2 years [Member]
Statement [Line Items]
Capital borrowings	34,944,000,000	941,000,000
Accrued interest borrowing	929,000,000	1,149,000,000
Between 2 and 3 years [Member]
Statement [Line Items]
Capital borrowings	95,000,000	38,790,000,000
Between 3 and 4 years [Member]
Statement [Line Items]
Capital borrowings	80,000,000	97,000,000
Accrued interest borrowing	10,000,000	34,000,000
More Than Four Years [Member]
Statement [Line Items]
Capital borrowings	$ 59,000,000	$ 60,000,000